Shareholder Report	12 Months Ended	27 Months Ended	29 Months Ended	33 Months Ended	41 Months Ended	63 Months Ended	99 Months Ended	112 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000234159
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone High Income ETF
Trading Symbol	HYBL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's allocation to shorter duration assets coupled with the contribution from its credit risk exposure were contributors to the Fund's outperformance vs. the Primary Index during the reporting period. The Fund's asset allocation, especially its allocation to CLOs, was the largest contributor to the Fund's outperformance relative to the Secondary Index during the reporting period. This was augmented by the Fund’s credit selection within loans. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Point Au Roche Park CLO, SPDR Blackstone Senior Loan ETF, and Asurion. The top detractors from the Fund’s total return during the reporting period were iHeartCommunications, Hughes Satellite Systems, and Realogy Group / Realogy Co-Issuer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	HYBL	Bloomberg U.S. Aggregate Bond Index	SPDR Blackstone High Income Composite Index
02/16/22	$10,000	$10,085	$10,000
02/28/22	$10,028	$9,804	$10,017
03/31/22	$9,982	$9,432	$9,974
04/30/22	$9,769	$9,493	$9,802
05/31/22	$9,674	$9,344	$9,689
06/30/22	$9,259	$9,572	$9,254
07/31/22	$9,665	$9,573	$9,632
08/31/22	$9,563	$9,302	$9,589
09/30/22	$9,185	$8,901	$9,288
10/31/22	$9,388	$8,785	$9,466
11/30/22	$9,570	$9,108	$9,611
12/31/22	$9,551	$9,067	$9,595
01/31/23	$9,803	$9,346	$9,910
02/28/23	$9,709	$9,105	$9,875
03/31/23	$9,846	$9,336	$9,928
04/30/23	$9,935	$9,392	$10,026
05/31/23	$9,844	$9,290	$9,972
06/30/23	$10,022	$9,257	$10,166
07/31/23	$10,128	$9,251	$10,304
08/31/23	$10,209	$9,191	$10,380
09/30/23	$10,159	$8,958	$10,369
10/31/23	$10,091	$8,817	$10,303
11/30/23	$10,398	$9,216	$10,601
12/31/23	$10,682	$9,569	$10,884
01/31/24	$10,716	$9,542	$10,922
02/29/24	$10,764	$9,407	$10,987
03/31/24	$10,926	$9,494	$11,100
04/30/24	$10,905	$9,255	$11,078
05/31/24	$11,017	$9,411	$11,192
06/30/24	$11,102	$9,501	$11,266

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 2/16/22
HYBL	10.95%	4.43%
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.14%)
SPDR Blackstone High Income Composite Index	10.82%	5.16%

Performance Inception Date			Feb. 16, 2022
AssetsNet	$ 149,593,840	$ 149,593,840	$ 149,593,840	$ 149,593,840	$ 149,593,840	$ 149,593,840	$ 149,593,840	$ 149,593,840
Holdings Count | Holding	530	530	530	530	530	530	530	530
Advisory Fees Paid, Amount	$ 911,236
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$149,593,840
# of Portfolio Holdings	530
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$911,236

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	3.9%
1 to 2 Years	0.2%
2 to 3 Years	2.8%
3 to 5 Years	43.0%
5 to 10 Years	45.2%
10 to 20 Years	5.1%
20 to 30 Years	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Blackstone Senior Loan ETF	3.5%
Point Au Roche Park CLO Ltd., 11.69%, due 07/20/34	1.0%
Allison Transmission, Inc., 3.75%, due 01/30/31	0.6%
DaVita, Inc., 4.63%, due 06/01/30	0.6%
Ally Financial, Inc., 6.70%, due 02/14/33	0.6%
Xerox Holdings Corp., 5.50%, due 08/15/28	0.5%
Fertitta Entertainment LLC, 9.08%, due 01/27/29	0.5%
ARES LXVIII CLO Ltd., 13.87%, due 04/25/35	0.5%
Garda World Security Corp., 9.59%, due 02/01/29	0.5%
Sunoco LP/Sunoco Finance Corp., 4.50%, due 05/15/29	0.5%

Material Fund Change [Text Block]
C000101921
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone Senior Loan ETF
Trading Symbol	SRLN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance, which was in line with the Primary Index during the reporting period, was positively impacted by its underweight exposure to BB rated assets, while its allocation to high yield bonds detracted from performance relative to the Primary Index. The Fund’s credit selection within its loan allocation was the primary driver of underperformance during the reporting period relative to the Secondary Index. This headwind was partially offset by the positive impact of an underweight allocation to Telecommunication Services during the reporting period. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Asurion, Cloud Software Group, and Neptune Bidco US. The top detractors from the Fund’s total return during the reporting period were Ivanti Software, Numericable US, and Newfold Digital Holdings Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SRLN	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx USD Liquid Leveraged Loan Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,979	$9,975	$9,961	$9,975
8/31/14	$9,998	$10,085	$9,992	$9,998
9/30/14	$9,911	$10,017	$9,878	$9,902
10/31/14	$9,975	$10,115	$9,944	$9,962
11/30/14	$10,019	$10,187	$9,990	$9,998
12/31/14	$9,957	$10,196	$9,881	$9,855
1/31/15	$9,937	$10,410	$9,918	$9,875
2/28/15	$10,133	$10,312	$10,038	$10,018
3/31/15	$10,171	$10,360	$10,055	$10,037
4/30/15	$10,256	$10,323	$10,140	$10,110
5/31/15	$10,258	$10,298	$10,130	$10,116
6/30/15	$10,239	$10,186	$10,055	$10,028
7/31/15	$10,238	$10,257	$10,003	$9,993
8/31/15	$10,121	$10,242	$9,884	$9,900
9/30/15	$10,044	$10,311	$9,815	$9,804
10/31/15	$10,061	$10,313	$9,841	$9,805
11/30/15	$9,938	$10,286	$9,714	$9,703
12/31/15	$9,853	$10,252	$9,615	$9,584
1/31/16	$9,819	$10,393	$9,577	$9,543
2/29/16	$9,799	$10,467	$9,537	$9,522
3/31/16	$9,994	$10,564	$9,841	$9,822
4/30/16	$10,097	$10,604	$10,036	$10,052
5/31/16	$10,167	$10,607	$10,083	$10,114
6/30/16	$10,133	$10,798	$10,045	$10,098
7/31/16	$10,260	$10,866	$10,221	$10,264
8/31/16	$10,307	$10,854	$10,290	$10,253
9/30/16	$10,367	$10,847	$10,337	$10,259
10/31/16	$10,411	$10,765	$10,362	$10,181
11/30/16	$10,427	$10,510	$10,391	$10,199
12/31/16	$10,547	$10,524	$10,499	$10,331
1/31/17	$10,556	$10,546	$10,482	$10,366
2/28/17	$10,606	$10,616	$10,553	$10,418
3/31/17	$10,626	$10,611	$10,514	$10,412
4/30/17	$10,665	$10,693	$10,555	$10,454
5/31/17	$10,708	$10,775	$10,595	$10,500
6/30/17	$10,708	$10,764	$10,552	$10,477
7/31/17	$10,779	$10,810	$10,632	$10,558
8/31/17	$10,772	$10,908	$10,580	$10,536
9/30/17	$10,816	$10,855	$10,615	$10,570
10/31/17	$10,875	$10,862	$10,681	$10,630
11/30/17	$10,877	$10,848	$10,677	$10,637
12/31/17	$10,910	$10,898	$10,709	$10,671
1/31/18	$11,011	$10,772	$10,846	$10,785
2/28/18	$11,007	$10,670	$10,844	$10,792
3/31/18	$11,041	$10,738	$10,866	$10,821
4/30/18	$11,080	$10,659	$10,913	$10,864
5/31/18	$11,078	$10,734	$10,911	$10,865
6/30/18	$11,060	$10,722	$10,912	$10,866
7/31/18	$11,160	$10,724	$11,022	$10,962
8/31/18	$11,213	$10,793	$11,070	$11,017
9/30/18	$11,282	$10,724	$11,151	$11,091
10/31/18	$11,243	$10,639	$11,103	$11,072
11/30/18	$11,157	$10,702	$10,961	$10,950
12/31/18	$10,833	$10,899	$10,641	$10,605
1/31/19	$11,104	$11,015	$10,972	$10,982
2/28/19	$11,346	$11,008	$11,187	$11,202
3/31/19	$11,272	$11,220	$11,153	$11,148
4/30/19	$11,518	$11,223	$11,365	$11,381
5/31/19	$11,405	$11,422	$11,265	$11,305
6/30/19	$11,471	$11,565	$11,293	$11,325
7/31/19	$11,582	$11,591	$11,416	$11,443
8/31/19	$11,522	$11,891	$11,351	$11,396
9/30/19	$11,661	$11,828	$11,422	$11,476
10/31/19	$11,612	$11,863	$11,391	$11,453
11/30/19	$11,739	$11,857	$11,478	$11,539
12/31/19	$11,921	$11,849	$11,669	$11,734
1/31/20	$11,905	$12,077	$11,684	$11,760
2/29/20	$11,685	$12,294	$11,460	$11,532
3/31/20	$10,331	$12,222	$10,349	$10,575
4/30/20	$10,815	$12,439	$10,642	$10,921
5/31/20	$11,218	$12,497	$10,985	$11,295
6/30/20	$11,329	$12,576	$10,945	$11,273
7/31/20	$11,614	$12,764	$11,162	$11,520
8/31/20	$11,827	$12,661	$11,316	$11,671
9/30/20	$11,851	$12,654	$11,299	$11,672
10/31/20	$11,783	$12,597	$11,289	$11,627
11/30/20	$12,062	$12,721	$11,602	$11,940
12/31/20	$12,287	$12,739	$11,694	$12,067
1/31/21	$12,353	$12,647	$11,813	$12,186
2/28/21	$12,420	$12,465	$11,877	$12,226
3/31/21	$12,408	$12,309	$11,821	$12,191
4/30/21	$12,496	$12,406	$11,852	$12,245
5/31/21	$12,610	$12,447	$11,909	$12,314
6/30/21	$12,689	$12,534	$11,914	$12,329
7/31/21	$12,609	$12,674	$11,862	$12,298
8/31/21	$12,693	$12,650	$11,926	$12,371
9/30/21	$12,756	$12,541	$12,012	$12,449
10/31/21	$12,772	$12,537	$12,008	$12,449
11/30/21	$12,655	$12,574	$11,915	$12,391
12/31/21	$12,833	$12,542	$12,017	$12,494
1/31/22	$12,814	$12,272	$12,025	$12,511
2/28/22	$12,735	$12,135	$11,937	$12,443
3/31/22	$12,744	$11,798	$11,937	$12,471
4/30/22	$12,660	$11,350	$11,905	$12,455
5/31/22	$12,298	$11,423	$11,596	$12,144
6/30/22	$11,937	$11,244	$11,285	$11,809
7/31/22	$12,245	$11,519	$11,606	$12,171
8/31/22	$12,388	$11,193	$11,727	$12,313
9/30/22	$11,874	$10,710	$11,440	$11,961
10/31/22	$12,075	$10,571	$11,604	$12,158
11/30/22	$12,186	$10,960	$11,719	$12,348
12/31/22	$12,156	$10,910	$11,803	$12,348
1/31/23	$12,510	$11,246	$12,113	$12,348
2/28/23	$12,491	$10,955	$12,148	$12,363
3/31/23	$12,459	$11,234	$12,192	$12,352
4/30/23	$12,571	$11,302	$12,323	$12,494
5/31/23	$12,524	$11,179	$12,256	$12,436
6/30/23	$12,848	$11,139	$12,529	$12,765
7/31/23	$12,962	$11,131	$12,672	$12,901
8/31/23	$13,103	$11,060	$12,796	$13,054
9/30/23	$13,146	$10,779	$12,873	$13,159
10/31/23	$13,133	$10,609	$12,844	$13,158
11/30/23	$13,323	$11,089	$12,984	$13,322
12/31/23	$13,561	$11,514	$13,197	$13,584
1/31/24	$13,570	$11,482	$13,214	$13,628
2/29/24	$13,700	$11,320	$13,360	$13,780
3/31/24	$13,823	$11,424	$13,485	$13,854
4/30/24	$13,875	$11,136	$13,579	$13,933
5/31/24	$14,018	$11,324	$13,686	$14,089
6/30/24	$14,026	$11,431	$13,717	$15,043

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SRLN	9.45%	4.12%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Markit iBoxx USD Liquid Leveraged Loan Index	9.45%	3.96%	3.21%
Morningstar LSTA U.S. Leveraged Loan 100 Index	10.78%	5.24%	4.17%

AssetsNet	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724	$ 6,276,214,724
Holdings Count | Holding	533	533	533	533	533	533	533	533
Advisory Fees Paid, Amount	$ 35,911,436
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,276,214,724
# of Portfolio Holdings	533
Portfolio Turnover Rate	176%
Total Advisory Fees Paid	$35,911,436

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Software	18.8%
Insurance	7.8%
Retail	7.0%
Commercial Services	6.0%
Entertainment	4.0%
Health Care Providers & Services	3.8%
Diversified Financial Services	3.5%
Health Care Equipment & Supplies	3.1%
Commercial Services & Supplies	3.1%
Internet & Telecom	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cloud Software Group, Inc., 9.33%	1.8%
McAfee LLC, 8.58%, due 03/01/29	1.5%
Sedgwick Claims Management Services, Inc., 9.09%, due 02/24/28	1.4%
AthenaHealth Group, Inc., 8.59%, due 02/15/29	1.4%
Neptune Bidco U.S., Inc., 10.41%, due 04/11/29	1.4%
Allied Universal Holdco LLC, 9.19%, due 05/12/28	1.4%
Peraton Corp., 9.19%, due 02/01/28	1.4%
Polaris Newco LLC, 9.59%, due 06/02/28	1.3%
RealPage, Inc., 8.46%, due 04/24/28	1.2%
Gainwell Acquisition Corp., 9.43%, due 10/01/27	1.2%

Material Fund Change [Text Block]
C000164161
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Emerging Markets Fixed Income ETF
Trading Symbol	EMTL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period, Emerging Markets sovereigns and corporates generated strong returns driven by credit spread tightening despite the continued rise in U.S. Treasury yields. The primary driver of the Fund’s relative underperformance was asset allocation. The Fund maintained an underweight to high yield credits relative to the Index which detracted from performance.

Over the 12-month period, high yield credits significantly outperformed their investment grade counterparts due to material spread compression within frontier market economies. The Fund’s allocation to sovereigns and quasi-sovereign debt also detracted from performance as their longer duration profile was keenly impacted by the rise in rates. In terms of regional allocation, the Fund lacked exposure to Europe, the best performing region within the Index, detracting from relative performance. In contrast, the Fund benefited from its underweight to the Middle East and Asia which were the weakest regions within the Index. The Fund ended the period with a slightly shorter duration than the Index and did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	EMTL	Bloomberg Global Aggregate Bond Index	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,064	$9,921	$10,097
5/31/16	$10,082	$9,788	$10,118
6/30/16	$10,267	$10,074	$10,299
7/31/16	$10,586	$10,150	$10,462
8/31/16	$10,681	$10,100	$10,600
9/30/16	$10,691	$10,156	$10,616
10/31/16	$10,739	$9,874	$10,615
11/30/16	$10,575	$9,482	$10,395
12/31/16	$10,631	$9,438	$10,476
1/31/17	$10,742	$9,545	$10,606
2/28/17	$10,864	$9,590	$10,754
3/31/17	$10,845	$9,604	$10,788
4/30/17	$11,005	$9,713	$10,909
5/31/17	$11,132	$9,863	$10,979
6/30/17	$11,131	$9,854	$11,001
7/31/17	$11,204	$10,020	$11,088
8/31/17	$11,429	$10,119	$11,126
9/30/17	$11,400	$10,028	$11,233
10/31/17	$11,452	$9,990	$11,271
11/30/17	$11,425	$10,101	$11,275
12/31/17	$11,423	$10,136	$11,311
1/31/18	$11,361	$10,257	$11,319
2/28/18	$11,238	$10,166	$11,204
3/31/18	$11,259	$10,274	$11,183
4/30/18	$11,191	$10,110	$11,109
5/31/18	$11,167	$10,033	$11,032
6/30/18	$11,108	$9,988	$10,985
7/31/18	$11,268	$9,972	$11,144
8/31/18	$11,143	$9,982	$11,024
9/30/18	$11,242	$9,896	$11,129
10/31/18	$11,209	$9,786	$11,062
11/30/18	$11,104	$9,816	$11,045
12/31/18	$11,175	$10,015	$11,124
1/31/19	$11,493	$10,167	$11,426
2/28/19	$11,557	$10,109	$11,549
3/31/19	$11,741	$10,235	$11,697
4/30/19	$11,804	$10,205	$11,788
5/31/19	$11,908	$10,343	$11,846
6/30/19	$12,212	$10,572	$12,106
7/31/19	$12,311	$10,543	$12,215
8/31/19	$12,202	$10,757	$12,230
9/30/19	$12,225	$10,648	$12,307
10/31/19	$12,337	$10,719	$12,412
11/30/19	$12,312	$10,637	$12,459
12/31/19	$12,508	$10,700	$12,580
1/31/20	$12,717	$10,836	$12,773
2/29/20	$12,726	$10,909	$12,772
3/31/20	$11,174	$10,665	$11,300
4/30/20	$11,408	$10,874	$11,763
5/31/20	$11,964	$10,922	$12,223
6/30/20	$12,186	$11,019	$12,560
7/31/20	$12,372	$11,370	$12,851
8/31/20	$12,484	$11,353	$12,967
9/30/20	$12,479	$11,312	$12,905
10/31/20	$12,530	$11,323	$12,938
11/30/20	$12,725	$11,529	$13,282
12/31/20	$12,944	$11,683	$13,477
1/31/21	$12,909	$11,581	$13,468
2/28/21	$12,843	$11,381	$13,455
3/31/21	$12,762	$11,162	$13,369
4/30/21	$12,839	$11,303	$13,449
5/31/21	$12,898	$11,409	$13,536
6/30/21	$13,046	$11,309	$13,649
7/31/21	$13,057	$11,459	$13,679
8/31/21	$13,170	$11,412	$13,775
9/30/21	$12,960	$11,209	$13,683
10/31/21	$12,950	$11,182	$13,620
11/30/21	$12,919	$11,149	$13,545
12/31/21	$13,013	$11,134	$13,600
1/31/22	$12,612	$10,905	$13,372
2/28/22	$12,282	$10,776	$12,725
3/31/22	$12,220	$10,448	$12,400
4/30/22	$11,617	$9,875	$12,145
5/31/22	$11,657	$9,902	$12,073
6/30/22	$11,154	$9,584	$11,704
7/31/22	$11,470	$9,788	$11,827
8/31/22	$11,311	$9,402	$11,848
9/30/22	$10,514	$8,919	$11,395
10/31/22	$10,398	$8,858	$11,161
11/30/22	$11,123	$9,274	$11,751
12/31/22	$11,151	$9,325	$11,932
1/31/23	$11,620	$9,631	$12,295
2/28/23	$11,296	$9,310	$12,098
3/31/23	$11,433	$9,605	$12,199
4/30/23	$11,538	$9,647	$12,306
5/31/23	$11,502	$9,459	$12,235
6/30/23	$11,587	$9,458	$12,367
7/31/23	$11,739	$9,523	$12,488
8/31/23	$11,668	$9,393	$12,432
9/30/23	$11,489	$9,119	$12,335
10/31/23	$11,312	$9,010	$12,185
11/30/23	$11,810	$9,464	$12,628
12/31/23	$12,221	$9,857	$13,016
1/31/24	$12,287	$9,721	$13,092
2/29/24	$12,322	$9,599	$13,186
3/31/24	$12,401	$9,652	$13,318
4/30/24	$12,302	$9,408	$13,200
5/31/24	$12,511	$9,532	$13,392
6/30/24	$12,593	$9,703	$13,516

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 4/13/16
EMTL	8.87%	0.63%	2.82%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02%)	(0.37%)
JP Morgan Corporate Emerging Market Bond Index Broad Diversified	9.30%	2.23%	3.74%

Performance Inception Date							Apr. 13, 2016
AssetsNet	$ 87,506,798	$ 87,506,798	$ 87,506,798	$ 87,506,798	$ 87,506,798	$ 87,506,798	$ 87,506,798	$ 87,506,798
Holdings Count | Holding	125	125	125	125	125	125	125	125
Advisory Fees Paid, Amount	$ 526,833
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$87,506,798
# of Portfolio Holdings	125
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$526,833

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	12.0%
1 to 2 Years	2.1%
2 to 3 Years	7.0%
3 to 5 Years	15.9%
5 to 10 Years	41.5%
10 to 20 Years	15.2%
20 to 30 Years	4.2%
Greater than 30 Years	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Guara Norte SARL, 5.20%, due 06/15/34	2.4%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.3%
Minejesa Capital BV, 5.63%, due 08/10/37	2.3%
Bharti Airtel Ltd., 4.38%, due 06/10/25	2.3%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.13%, due 02/01/28	2.3%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.2%
Pertamina Persero PT, 1.40%, due 02/09/26	2.1%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.1%
Cometa Energia SA de CV, 6.38%, due 04/24/35	2.0%
BBVA Bancomer SA, 5.88%, due 09/13/34	2.0%

Material Fund Change [Text Block]
C000164160
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Short Duration Total Return Tactical ETF
Trading Symbol	STOT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary driver of outperformance was asset allocation as the portfolio maintained a higher credit allocation than the Index, with roughly sixty-six percent weighting to credit risk sectors compared to approximately thirty percent in the Index. This contributed positively to performance as credit spreads tightened materially during the period. The Fund maintained a slightly shorter duration position than the Index.

The Fund’s best performing sector was emerging market bonds as these credits significantly outperformed their investment grade counterparts because of material credit spread tightening within frontier market economies. Shorter-duration structured credit sectors such as collateralized loan obligations (CLOs), commercial MBS, and asset backed securities also delivered strong performance as these assets are less rate sensitive but still provide high levels of monthly income.

Every sector within the portfolio generated a positive return. The top positive contributor to the Fund’s performance during the period was U.S. Treasurys. Agency MBS contributed the least to performance during the period, though the sector still generated a positive return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,026	$9,921	$10,010
5/31/16	$10,012	$9,924	$10,004
6/30/16	$10,131	$10,103	$10,064
7/31/16	$10,140	$10,166	$10,066
8/31/16	$10,173	$10,155	$10,056
9/30/16	$10,190	$10,149	$10,068
10/31/16	$10,194	$10,072	$10,065
11/30/16	$10,101	$9,833	$10,025
12/31/16	$10,110	$9,847	$10,031
1/31/17	$10,126	$9,867	$10,050
2/28/17	$10,158	$9,933	$10,066
3/31/17	$10,176	$9,928	$10,072
4/30/17	$10,190	$10,004	$10,090
5/31/17	$10,273	$10,081	$10,107
6/30/17	$10,191	$10,071	$10,103
7/31/17	$10,272	$10,114	$10,129
8/31/17	$10,307	$10,205	$10,117
9/30/17	$10,304	$10,156	$10,138
10/31/17	$10,283	$10,163	$10,136
11/30/17	$10,271	$10,149	$10,114
12/31/17	$10,283	$10,196	$10,117
1/31/18	$10,236	$10,079	$10,090
2/28/18	$10,234	$9,983	$10,081
3/31/18	$10,247	$10,047	$10,097
4/30/18	$10,230	$9,973	$10,087
5/31/18	$10,273	$10,043	$10,125
6/30/18	$10,276	$10,031	$10,123
7/31/18	$10,290	$10,034	$10,129
8/31/18	$10,327	$10,098	$10,165
9/30/18	$10,311	$10,033	$10,158
10/31/18	$10,290	$9,954	$10,168
11/30/18	$10,319	$10,013	$10,198
12/31/18	$10,380	$10,197	$10,277
1/31/19	$10,449	$10,306	$10,319
2/28/19	$10,482	$10,300	$10,335
3/31/19	$10,554	$10,497	$10,403
4/30/19	$10,567	$10,500	$10,426
5/31/19	$10,658	$10,687	$10,499
6/30/19	$10,718	$10,821	$10,557
7/31/19	$10,737	$10,845	$10,553
8/31/19	$10,781	$11,126	$10,636
9/30/19	$10,788	$11,066	$10,631
10/31/19	$10,824	$11,100	$10,667
11/30/19	$10,838	$11,094	$10,668
12/31/19	$10,832	$11,086	$10,692
1/31/20	$10,903	$11,300	$10,752
2/29/20	$10,983	$11,503	$10,840
3/31/20	$10,644	$11,435	$10,884
4/30/20	$10,771	$11,639	$10,943
5/31/20	$10,905	$11,693	$10,964
6/30/20	$10,956	$11,766	$10,979
7/31/20	$11,020	$11,942	$10,996
8/31/20	$11,041	$11,846	$10,997
9/30/20	$11,038	$11,839	$10,997
10/31/20	$11,060	$11,786	$10,996
11/30/20	$11,099	$11,902	$11,007
12/31/20	$11,113	$11,918	$11,021
1/31/21	$11,155	$11,833	$11,026
2/28/21	$11,115	$11,662	$11,019
3/31/21	$11,089	$11,516	$11,013
4/30/21	$11,116	$11,607	$11,022
5/31/21	$11,129	$11,645	$11,035
6/30/21	$11,152	$11,727	$11,019
7/31/21	$11,178	$11,858	$11,038
8/31/21	$11,168	$11,836	$11,038
9/30/21	$11,146	$11,733	$11,029
10/31/21	$11,114	$11,730	$10,993
11/30/21	$11,115	$11,765	$10,984
12/31/21	$11,132	$11,735	$10,967
1/31/22	$11,014	$11,482	$10,889
2/28/22	$10,939	$11,354	$10,840
3/31/22	$10,835	$11,038	$10,692
4/30/22	$10,737	$10,619	$10,633
5/31/22	$10,706	$10,688	$10,698
6/30/22	$10,644	$10,520	$10,624
7/31/22	$10,687	$10,777	$10,681
8/31/22	$10,674	$10,473	$10,595
9/30/22	$10,565	$10,020	$10,465
10/31/22	$10,511	$9,890	$10,451
11/30/22	$10,646	$10,254	$10,538
12/31/22	$10,711	$10,208	$10,559
1/31/23	$10,857	$10,522	$10,645
2/28/23	$10,799	$10,250	$10,565
3/31/23	$10,870	$10,510	$10,718
4/30/23	$10,927	$10,574	$10,755
5/31/23	$10,937	$10,459	$10,723
6/30/23	$10,988	$10,422	$10,680
7/31/23	$11,058	$10,414	$10,725
8/31/23	$11,106	$10,348	$10,765
9/30/23	$11,106	$10,085	$10,758
10/31/23	$11,167	$9,926	$10,793
11/30/23	$11,259	$10,375	$10,918
12/31/23	$11,395	$10,772	$11,050
1/31/24	$11,454	$10,743	$11,093
2/29/24	$11,466	$10,591	$11,055
3/31/24	$11,525	$10,689	$11,100
4/30/24	$11,494	$10,419	$11,062
5/31/24	$11,584	$10,595	$11,143
6/30/24	$11,640	$10,788	$11,205

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 4/13/16
STOT	6.14%	1.74%	1.88%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	0.93%
Bloomberg U.S. Aggregate 1-3 Year Index	4.92%	1.20%	1.40%

Performance Inception Date							Apr. 13, 2016
AssetsNet	$ 147,821,835	$ 147,821,835	$ 147,821,835	$ 147,821,835	$ 147,821,835	$ 147,821,835	$ 147,821,835	$ 147,821,835
Holdings Count | Holding	334	334	334	334	334	334	334	334
Advisory Fees Paid, Amount	$ 669,708
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$147,821,835
# of Portfolio Holdings	334
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$669,708

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	4.2%
1 to 2 Years	12.2%
2 to 3 Years	22.3%
3 to 5 Years	5.6%
5 to 10 Years	16.0%
10 to 20 Years	26.9%
20 to 30 Years	6.8%
Greater than 30 Years	5.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 0.63%, due 07/31/26	11.8%
U.S. Treasury Notes, 0.38%, due 01/31/26	7.5%
U.S. Treasury Notes, 0.63%, due 03/31/27	4.1%
Citigroup Mortgage Loan Trust, Inc., 2A1A, 5.15%, due 07/25/37	1.6%
Regatta XXIII Funding Ltd., A1, 6.74%, due 01/20/35	1.5%
Luminent Mortgage Trust, 1A1, 5.78%, due 11/25/36	1.5%
Marble Point CLO XXI Ltd., A1, 6.82%, due 10/17/34	1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, M1, 6.59%, due 03/25/44	1.1%
Anchorage Capital CLO 19 Ltd., A, 6.80%, due 10/15/34	1.0%
CQS U.S. CLO Ltd., A, 6.81%, due 01/20/35	1.0%

Material Fund Change [Text Block]
C000144728
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Total Return Tactical ETF
Trading Symbol	TOTL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance were asset allocation and duration positioning. The Fund maintained a roughly forty-five percent weighting to credit risk sectors compared to approximately thirty percent in the Index, which contributed positively to outperformance as credit spreads tightened materially over the period. In terms of duration positioning, the Fund maintained a slightly shorter duration than the Index, which bolstered relative performance as U.S. Treasury yields rose significantly during the period.

The best performance generally came from the shorter duration credit sectors. The top performing sector was collateralized loan obligations (CLOs) as these assets benefit from considerable monthly income and credit spread tightening. U.S. Treasurys were the lowest performing sector as rates rose across the curve during the period.

Every credit sector in the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was Agency MBS U.S. Treasury's was the only sector to detract from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	TOTL	Bloomberg U.S. Aggregate Bond Index
1/31/15	$10,000	$10,000
2/28/15	$9,986	$10,033
3/31/15	$10,012	$10,080
4/30/15	$10,041	$10,043
5/31/15	$10,048	$10,019
6/30/15	$9,974	$9,910
7/31/15	$10,047	$9,979
8/31/15	$10,019	$9,965
9/30/15	$10,062	$10,032
10/31/15	$10,071	$10,034
11/30/15	$10,027	$10,007
12/31/15	$9,987	$9,975
1/31/16	$10,078	$10,112
2/29/16	$10,108	$10,184
3/31/16	$10,187	$10,277
4/30/16	$10,230	$10,316
5/31/16	$10,254	$10,319
6/30/16	$10,379	$10,505
7/31/16	$10,465	$10,571
8/31/16	$10,496	$10,560
9/30/16	$10,523	$10,553
10/31/16	$10,479	$10,473
11/30/16	$10,285	$10,225
12/31/16	$10,255	$10,239
1/31/17	$10,334	$10,260
2/28/17	$10,407	$10,328
3/31/17	$10,413	$10,323
4/30/17	$10,522	$10,403
5/31/17	$10,581	$10,483
6/30/17	$10,566	$10,472
7/31/17	$10,618	$10,517
8/31/17	$10,687	$10,467
9/30/17	$10,657	$10,561
10/31/17	$10,641	$10,567
11/30/17	$10,602	$10,554
12/31/17	$10,621	$10,602
1/31/18	$10,518	$10,480
2/28/18	$10,460	$10,381
3/31/18	$10,532	$10,447
4/30/18	$10,456	$10,370
5/31/18	$10,512	$10,444
6/30/18	$10,532	$10,431
7/31/18	$10,524	$10,433
8/31/18	$10,570	$10,501
9/30/18	$10,539	$10,433
10/31/18	$10,511	$10,351
11/30/18	$10,583	$10,412
12/31/18	$10,674	$10,604
1/31/19	$10,812	$10,716
2/28/19	$10,835	$10,710
3/31/19	$10,979	$10,916
4/30/19	$11,008	$10,918
5/31/19	$11,132	$11,112
6/30/19	$11,261	$11,252
7/31/19	$11,235	$11,277
8/31/19	$11,433	$11,569
9/30/19	$11,390	$11,507
10/31/19	$11,387	$11,542
11/30/19	$11,374	$11,536
12/31/19	$11,444	$11,528
1/31/20	$11,597	$11,750
2/29/20	$11,715	$11,961
3/31/20	$11,274	$11,891
4/30/20	$11,508	$12,102
5/31/20	$11,648	$12,159
6/30/20	$11,715	$12,235
7/31/20	$11,824	$12,418
8/31/20	$11,776	$12,318
9/30/20	$11,753	$12,311
10/31/20	$11,742	$12,256
11/30/20	$11,828	$12,376
12/31/20	$11,855	$12,393
1/31/21	$11,852	$12,304
2/28/21	$11,743	$12,127
3/31/21	$11,645	$11,975
4/30/21	$11,734	$12,070
5/31/21	$11,734	$12,109
6/30/21	$11,772	$12,194
7/31/21	$11,836	$12,331
8/31/21	$11,856	$12,307
9/30/21	$11,823	$12,201
10/31/21	$11,759	$12,197
11/30/21	$11,783	$12,233
12/31/21	$11,750	$12,202
1/31/22	$11,559	$11,939
2/28/22	$11,453	$11,806
3/31/22	$11,167	$11,478
4/30/22	$10,835	$11,043
5/31/22	$10,818	$11,114
6/30/22	$10,618	$10,939
7/31/22	$10,837	$11,207
8/31/22	$10,665	$10,890
9/30/22	$10,223	$10,419
10/31/22	$10,091	$10,285
11/30/22	$10,372	$10,663
12/31/22	$10,372	$10,615
1/31/23	$10,710	$10,941
2/28/23	$10,513	$10,658
3/31/23	$10,714	$10,929
4/30/23	$10,772	$10,995
5/31/23	$10,681	$10,876
6/30/23	$10,712	$10,837
7/31/23	$10,689	$10,829
8/31/23	$10,584	$10,760
9/30/23	$10,332	$10,487
10/31/23	$10,110	$10,321
11/30/23	$10,538	$10,789
12/31/23	$10,954	$11,202
1/31/24	$10,961	$11,171
2/29/24	$10,866	$11,013
3/31/24	$10,987	$11,115
4/30/24	$10,743	$10,834
5/31/24	$10,915	$11,017
6/30/24	$11,041	$11,120

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 2/23/15
TOTL	3.27%	(0.34%)	1.06%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.14%

Performance Inception Date								Feb. 23, 2015
AssetsNet	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885	$ 2,918,069,885
Holdings Count | Holding	1,370	1,370	1,370	1,370	1,370	1,370	1,370	1,370
Advisory Fees Paid, Amount	$ 16,685,752
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,918,069,885
# of Portfolio Holdings	1,370
Portfolio Turnover Rate	120%
Total Advisory Fees Paid	$16,685,752

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.4%
1 to 2 Years	5.1%
2 to 3 Years	4.5%
3 to 5 Years	10.5%
5 to 10 Years	21.2%
10 to 20 Years	20.3%
20 to 30 Years	27.7%
Greater than 30 Years	7.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 0.75%, due 01/31/28	6.1%
U.S. Treasury Notes, 0.88%, due 09/30/26	3.0%
U.S. Treasury Notes, 0.63%, due 08/15/30	3.0%
U.S. Treasury Notes, 0.75%, due 05/31/26	2.1%
U.S. Treasury Notes, 0.88%, due 11/15/30	2.0%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.9%
U.S. Treasury Notes, 0.38%, due 04/30/25	1.7%
Federal National Mortgage Association REMICS, VZ, 3.00%, due 01/25/43	1.0%
Federal Home Loan Mortgage Corp. REMICS, ZX, 4.00%, due 07/15/44	0.8%
Progress Residential Trust, B, 3.50%, due 06/17/41	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective on April 1, 2024, changes were made to the Fund’s principal investment strategy to reflect the Fund’s ability to invest in futures contracts and to clarify the types of TBA Transactions the Fund engages in.

C000229692
Shareholder Report [Line Items]
Fund Name	SPDR Loomis Sayles Opportunistic Bond ETF
Trading Symbol	OBND
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. investment grade bond spreads tightened over the period. The sector was broadly aided by conservative issuer financial policies, solid appetite for risk, and an overall strong consumer. Within the portfolio, investment grade corporates contributed to absolute performance with financial, particularly banking, names being mostly responsible.

U.S. high yield corporate bond spreads tightened over the period, largely remaining range-bound as of late. Within the portfolio, our allocation to the sector positively contributed to absolute performance. Consumer cyclical, energy, and technology names were mostly responsible for the positive impact.

For the bank loan market, continued appetite for risk was supportive and the sector showed strong overall performance. The sector also benefitted as stubborn inflation caused policy rates to remain higher for longer than the market initially expected. For the portfolio, our allocation to bank loans aided absolute performance, with individual technology, consumer, and financial issues adding in particular.

The use of derivatives instruments within the fund had a modest negative impact over the period. The majority of this effect is attributed to long exposure in interest rate futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	OBND	Bloomberg U.S. Aggregate Bond Index	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
09/27/21	$10,000	$10,000	$10,000
09/30/21	$10,018	$9,973	$9,961
10/31/21	$10,005	$9,970	$9,976
11/30/21	$9,948	$10,000	$9,952
12/31/21	$10,027	$9,974	$10,011
01/31/22	$9,864	$9,759	$9,781
02/28/22	$9,735	$9,650	$9,645
03/31/22	$9,601	$9,382	$9,497
04/30/22	$9,308	$9,026	$9,159
05/31/22	$9,247	$9,084	$9,157
06/30/22	$8,881	$8,942	$8,826
07/31/22	$9,258	$9,160	$9,149
08/31/22	$9,034	$8,902	$8,989
09/30/22	$8,631	$8,517	$8,617
10/31/22	$8,634	$8,407	$8,652
11/30/22	$8,967	$8,716	$8,954
12/31/22	$8,903	$8,677	$8,930
01/31/23	$9,243	$8,943	$9,247
02/28/23	$8,994	$8,712	$9,079
03/31/23	$9,165	$8,934	$9,237
04/30/23	$9,203	$8,988	$9,315
05/31/23	$9,117	$8,890	$9,223
06/30/23	$9,195	$8,858	$9,327
07/31/23	$9,272	$8,852	$9,403
08/31/23	$9,251	$8,795	$9,398
09/30/23	$9,134	$8,572	$9,266
10/31/23	$9,036	$8,437	$9,159
11/30/23	$9,405	$8,819	$9,566
12/31/23	$9,746	$9,156	$9,895
01/31/24	$9,748	$9,131	$9,906
02/29/24	$9,687	$9,002	$9,855
03/31/24	$9,794	$9,085	$9,970
04/30/24	$9,661	$8,856	$9,836
05/31/24	$9,797	$9,006	$9,979
06/30/24	$9,855	$9,091	$10,044

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 9/27/21
OBND	7.06%	(0.58%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(3.40%)
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	7.72%	0.16%

Performance Inception Date				Sep. 27, 2021
AssetsNet	$ 37,253,353	$ 37,253,353	$ 37,253,353	$ 37,253,353	$ 37,253,353	$ 37,253,353	$ 37,253,353	$ 37,253,353
Holdings Count | Holding	474	474	474	474	474	474	474	474
Advisory Fees Paid, Amount	$ 182,659
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$37,253,353
# of Portfolio Holdings	474
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$182,659

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	9.8%
1 to 2 Years	6.2%
2 to 3 Years	5.0%
3 to 5 Years	31.5%
5 to 10 Years	40.4%
10 to 20 Years	6.0%
20 to 30 Years	1.7%
Greater than 30 Years	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Blackstone Senior Loan ETF	4.6%
UniCredit SpA, 7.30%, due 04/02/34	1.1%
OneMain Direct Auto Receivables Trust, A, 0.87%, due 07/14/28	0.9%
EW Scripps Co., 8.02%, due 05/01/26	0.8%
Bank of America Corp., 6.68%, due 04/02/26	0.8%
CHG Healthcare Services, Inc., 8.69%, due 09/29/28	0.8%
GTCR W Merger Sub LLC, due 01/31/31	0.7%
GTCR W Merger Sub LLC, 8.33%, due 01/31/31	0.7%
CBAM Ltd., B2R, 7.69%, due 01/15/31	0.7%
Post CLO Ltd., B1, 7.82%, due 04/20/36	0.7%

Material Fund Change [Text Block]
C000231369
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ESG ETF
Trading Symbol	MBNE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was a period of shifting markets, as interest rates expectations moved drastically during the period. Initially, we saw a large sell off, before a significant rally at the end of 2023. 2024 saw a slight sell off in the first half. Despite this, performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Despite the fund’s longer duration positioning, resulting curve exposure aided performance as an underweight in bonds with durations between 2 and 8 years aided performance, as did an overweight in greater than 8 years. Rating allocation was the largest driver of performance, as an overweight in unrated bonds, bonds rated BB and BBB as well as underweights in bonds rated AAA and AA aided performance.

Selection was also a strong positive contributor to returns. Top contributors include Wisconsin Acts Retirement Community & Black Belt Gas. Top detractors include Dallas General Obligation & California State Various Purpose bonds – all of which were sold before the rally that occurred in the late fall of 2023.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	MBNE	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
04/04/22	$10,000	$10,000	$10,000
04/30/22	$9,850	$9,137	$9,768
05/31/22	$9,991	$9,196	$9,912
06/30/22	$9,893	$9,052	$9,820
07/31/22	$10,130	$9,273	$10,057
08/31/22	$9,942	$9,011	$9,873
09/30/22	$9,624	$8,621	$9,552
10/31/22	$9,535	$8,510	$9,510
11/30/22	$9,882	$8,823	$9,868
12/31/22	$9,924	$8,783	$9,920
01/31/23	$10,154	$9,053	$10,158
02/28/23	$9,951	$8,819	$9,956
03/31/23	$10,134	$9,043	$10,158
04/30/23	$10,121	$9,098	$10,130
05/31/23	$10,034	$8,999	$10,033
06/30/23	$10,126	$8,967	$10,111
07/31/23	$10,152	$8,961	$10,153
08/31/23	$10,034	$8,903	$10,039
09/30/23	$9,815	$8,677	$9,795
10/31/23	$9,709	$8,540	$9,747
11/30/23	$10,223	$8,927	$10,252
12/31/23	$10,509	$9,269	$10,460
01/31/24	$10,480	$9,243	$10,416
02/29/24	$10,485	$9,113	$10,425
03/31/24	$10,505	$9,197	$10,425
04/30/24	$10,391	$8,964	$10,308
05/31/24	$10,393	$9,116	$10,239
06/30/24	$10,541	$9,710	$10,378

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 4/4/22
MBNE	4.18%	2.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	(1.31%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.64%	1.67%

Performance Inception Date		Apr. 04, 2022
AssetsNet	$ 40,124,549	$ 40,124,549	$ 40,124,549	$ 40,124,549	$ 40,124,549	$ 40,124,549	$ 40,124,549	$ 40,124,549
Holdings Count | Holding	100	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 165,396
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$40,124,549
# of Portfolio Holdings	100
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$165,396

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
New York	9.2%
Texas	8.4%
Florida	7.9%
Wisconsin	6.7%
Washington	6.5%
Pennsylvania	6.2%
Connecticut	6.1%
California	4.9%
Illinois	4.9%
Oregon	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Idaho Housing & Finance Association Revenue, ID, 4.00%, due 08/15/48	2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/26	2.3%
Pennsylvania Turnpike Commission Revenue, PA, 6.00%, due 12/01/30	2.2%
City of Dallas, General Obligation, TX, 3.13%, due 02/15/35	2.2%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.1%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/37	2.0%
Wisconsin Health & Educational Facilities Authority Revenue, WI, 4.00%, due 04/01/39	1.9%
Pennsylvania Economic Development Financing Authority Revenue, PA, 4.60%, due 10/01/46	1.9%
Michigan State Housing Development Authority Revenue, MI, 4.70%, due 12/01/43	1.9%
Port of Seattle Revenue, WA, 5.00%, due 04/01/35	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective on July 31, 2024, changes will be made to the Fund’s principal  investment strategy from Rules-based to Full fundamental active with no constraints to securities in the benchmark.

C000225200
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ETF
Trading Symbol	MBND
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was a period of shifting markets, as interest rates expectations moved drastically during the period. Initially, we saw a large sell off, before a significant rally at the end of 2023. 2024 saw a slight sell off in the first half. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Despite the fund’s longer duration positioning, resulting curve exposure aided performance as an underweight in bonds with durations between 2 and 8 years aided performance, as did an overweight in greater than 8 years. Rating allocation was the largest driver of performance, as an overweight in unrated bonds, bonds rated double-B and triple-B as well as underweights in bonds rated triple-A and double-A aided performance.

Selection was also a strong positive contributor to returns. Top contributors include New Hope Sanctuary LTC, Florida Brightline and Duluth St Lukes Hospital. Largest detractors include Idaho Housing and San Francisco Wastewater bonds – both of which were sold before the rally in the late fall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	MBND	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
1/31/21	$10,000	$10,000	$10,000
2/28/21	$9,863	$9,965	$9,860
3/31/21	$9,910	$9,841	$9,910
4/30/21	$10,019	$9,918	$9,977
5/31/21	$10,056	$9,951	$9,991
6/30/21	$10,076	$10,021	$10,005
7/31/21	$10,161	$10,133	$10,085
8/31/21	$10,129	$10,113	$10,063
9/30/21	$10,024	$10,026	$9,996
10/31/21	$9,988	$10,023	$9,964
11/30/21	$10,066	$10,053	$10,022
12/31/21	$10,069	$10,027	$10,038
1/31/22	$9,757	$9,811	$9,774
2/28/22	$9,714	$9,702	$9,742
3/31/22	$9,412	$9,432	$9,464
4/30/22	$9,179	$9,074	$9,249
5/31/22	$9,279	$9,133	$9,385
6/30/22	$9,185	$8,989	$9,298
7/31/22	$9,407	$9,209	$9,522
8/31/22	$9,213	$8,949	$9,348
9/30/22	$8,884	$8,562	$9,044
10/31/22	$8,847	$8,451	$9,004
11/30/22	$9,189	$8,762	$9,343
12/31/22	$9,202	$8,722	$9,392
1/31/23	$9,412	$8,991	$9,618
2/28/23	$9,232	$8,758	$9,426
3/31/23	$9,378	$8,981	$9,618
4/30/23	$9,368	$9,035	$9,591
5/31/23	$9,290	$8,937	$9,499
6/30/23	$9,368	$8,905	$9,574
7/31/23	$9,391	$8,899	$9,613
8/31/23	$9,301	$8,842	$9,505
9/30/23	$9,113	$8,617	$9,274
10/31/23	$8,996	$8,481	$9,229
11/30/23	$9,475	$8,865	$9,707
12/31/23	$9,718	$9,205	$9,903
1/31/24	$9,715	$9,179	$9,862
2/29/24	$9,746	$9,050	$9,871
3/31/24	$9,767	$9,133	$9,871
4/30/24	$9,669	$8,903	$9,760
5/31/24	$9,669	$9,054	$9,694
6/30/24	$9,805	$9,063	$9,826

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 2/3/21
MBND	4.59%	(0.58%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.85%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.64%	(0.52%)

Performance Inception Date					Feb. 03, 2021
AssetsNet	$ 49,406,398	$ 49,406,398	$ 49,406,398	$ 49,406,398	$ 49,406,398	$ 49,406,398	$ 49,406,398	$ 49,406,398
Holdings Count | Holding	113	113	113	113	113	113	113	113
Advisory Fees Paid, Amount	$ 186,192
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$49,406,398
# of Portfolio Holdings	113
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$186,192

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
California	7.7%
Illinois	7.2%
Texas	6.7%
Oregon	5.5%
Michigan	5.4%
New York	4.9%
Florida	4.8%
Pennsylvania	4.5%
New Jersey	3.5%
Louisiana	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Southfield Public Schools, 5.00%, due 05/01/46	2.2%
New Jersey Economic Development Authority, 5.00%, due 06/15/31	2.2%
City of New York, 4.00%, due 08/01/37	2.1%
Port of Portland Airport Revenue, 4.65%, due 07/01/26	2.0%
New Mexico Hospital Equipment Loan Council, 4.00%, due 08/01/39	2.0%
Medford Hospital Facilities Authority, 5.00%, due 08/15/32	2.0%
Park Hill School District of Platte County, 3.00%, due 03/01/32	1.9%
State of Hawaii, 5.00%, due 10/01/27	1.9%
Louisiana Stadium & Exposition District, 5.00%, due 07/01/39	1.8%
South Carolina Jobs-Economic Development Authority, 5.00%, due 11/01/39	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective on July 31, 2024, changes will be made to the Fund’s principal investment strategy from Rules-based to Full- fundamental active with no constraints to securities in the benchmark.

C000173571
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Fixed Income Sector Rotation ETF
Trading Symbol	FISR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by central banks’ restrictive monetary policies to return price stability in the world economies. Although the market continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall which was exacerbated by elevated levels of Treasury issuance, the U.S. Federal Reserve discussed the possibility of rate cuts in late 2024 during its Federal Open Market Committee meeting in March, and the European Central Bank has already reversed the restrictive policy leading to a rate cut in June. Among the developed markets’ central banks, the Bank of Japan’s decision to raise the short-term policy rate from -0.1% to between 0% and 0.1% in March was the exception, but its elevated spread relative to the U.S. Treasury yield continued to put pressure on the Japanese Yen and detracted the Fund’s performance with its allocation to international sovereign bond. However, the Fund’s high-yield bond position benefited from an easing financial condition coupled with a robust lender’s participation in the credit market and issuing companies’ sustainable cashflow to repay interests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	FISR	Bloomberg U.S. Aggregate Bond Index
3/31/19	$10,000	$10,000
4/30/19	$10,045	$10,032
5/31/19	$10,166	$10,209
6/30/19	$10,393	$10,338
7/31/19	$10,405	$10,361
8/31/19	$10,618	$10,629
9/30/19	$10,601	$10,572
10/31/19	$10,622	$10,604
11/30/19	$10,620	$10,599
12/31/19	$10,656	$10,592
1/31/20	$10,762	$10,795
2/29/20	$10,859	$10,990
3/31/20	$10,691	$10,925
4/30/20	$10,897	$11,119
5/31/20	$10,989	$11,171
6/30/20	$11,042	$11,241
7/31/20	$11,221	$11,409
8/31/20	$11,137	$11,317
9/30/20	$11,111	$11,311
10/31/20	$11,063	$11,260
11/30/20	$11,254	$11,371
12/31/20	$11,279	$11,387
1/31/21	$11,145	$11,305
2/28/21	$10,959	$11,142
3/31/21	$10,824	$11,003
4/30/21	$10,914	$11,090
5/31/21	$10,937	$11,126
6/30/21	$11,076	$11,204
7/31/21	$11,220	$11,329
8/31/21	$11,181	$11,308
9/30/21	$11,058	$11,210
10/31/21	$11,098	$11,207
11/30/21	$11,123	$11,240
12/31/21	$11,085	$11,211
1/31/22	$10,795	$10,969
2/28/22	$10,661	$10,847
3/31/22	$10,346	$10,546
4/30/22	$9,894	$10,146
5/31/22	$9,898	$10,211
6/30/22	$9,777	$10,051
7/31/22	$9,995	$10,296
8/31/22	$9,678	$10,005
9/30/22	$9,233	$9,573
10/31/22	$9,112	$9,449
11/30/22	$9,459	$9,797
12/31/22	$9,347	$9,752
1/31/23	$9,690	$10,052
2/28/23	$9,398	$9,793
3/31/23	$9,664	$10,041
4/30/23	$9,715	$10,102
5/31/23	$9,598	$9,992
6/30/23	$9,562	$9,957
7/31/23	$9,547	$9,950
8/31/23	$9,472	$9,886
9/30/23	$9,217	$9,635
10/31/23	$9,081	$9,483
11/30/23	$9,483	$9,912
12/31/23	$9,838	$10,292
1/31/24	$9,815	$10,263
2/29/24	$9,656	$10,118
3/31/24	$9,737	$10,212
4/30/24	$9,496	$9,954
5/31/24	$9,652	$10,123
6/30/24	$9,742	$10,219

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 4/2/19
FISR	1.87%	(1.26%)	(0.49%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	0.41%

Performance Inception Date						Apr. 02, 2019
AssetsNet	$ 237,952,463	$ 237,952,463	$ 237,952,463	$ 237,952,463	$ 237,952,463	$ 237,952,463	$ 237,952,463	$ 237,952,463
Holdings Count | Holding	9	9	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 702,489
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$237,952,463
# of Portfolio Holdings	9
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$702,489

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	9.1%

Largest Holdings [Text Block]

Top Holdings

Holdings	% Value of Total Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	36.9%
SPDR Portfolio Mortgage-Backed Bond ETF	33.0%
SPDR Portfolio Long Term Treasury ETF	15.0%
SPDR Bloomberg High Yield Bond ETF	9.4%
SPDR Portfolio Long Term Corporate Bond ETF	4.9%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	0.2%

Material Fund Change [Text Block]
C000101919
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Global Allocation ETF
Trading Symbol	GAL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by positive returns for most asset classes and a strong equity market rally. In that environment, the multi-asset exposure of the Fund led to underperformance when measured against an all-equity benchmark such as the MSCI ACWI IMI Index. Although markets continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall, a broad easing of financial conditions contributed to a favorable environment for risk-taking in the Fund. As a result, overweight allocations were held in equities to varying degrees which contributed favorably to performance. The Fund’s investment in gold was another positive contributor during the reporting period. Strong technical indicators supported holding gold which performed well. An aspect of the Fund’s strategy which detracted was investments across U.S. equity sectors. The negative impact from performance here came from both sector selection, including an allocation to the energy sector, as well as from tracking error of certain sector ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,876	$9,846	$9,975
8/31/14	$10,082	$10,074	$10,085
9/30/14	$9,756	$9,717	$10,017
10/31/14	$9,952	$9,794	$10,115
11/30/14	$10,043	$9,939	$10,187
12/31/14	$9,966	$9,775	$10,196
1/31/15	$10,023	$9,623	$10,410
2/28/15	$10,311	$10,161	$10,312
3/31/15	$10,251	$10,027	$10,360
4/30/15	$10,283	$10,302	$10,323
5/31/15	$10,329	$10,309	$10,298
6/30/15	$10,075	$10,081	$10,186
7/31/15	$10,211	$10,139	$10,257
8/31/15	$9,713	$9,459	$10,242
9/30/15	$9,491	$9,114	$10,311
10/31/15	$9,937	$9,803	$10,313
11/30/15	$9,934	$9,743	$10,286
12/31/15	$9,738	$9,561	$10,252
1/31/16	$9,471	$8,962	$10,393
2/29/16	$9,411	$8,915	$10,467
3/31/16	$9,815	$9,590	$10,563
4/30/16	$9,848	$9,741	$10,603
5/31/16	$9,881	$9,761	$10,607
6/30/16	$10,005	$9,690	$10,797
7/31/16	$10,251	$10,122	$10,866
8/31/16	$10,167	$10,156	$10,854
9/30/16	$10,210	$10,230	$10,847
10/31/16	$9,951	$10,032	$10,765
11/30/16	$9,909	$10,141	$10,509
12/31/16	$10,027	$10,359	$10,524
1/31/17	$10,210	$10,640	$10,545
2/28/17	$10,431	$10,933	$10,616
3/31/17	$10,521	$11,062	$10,611
4/30/17	$10,671	$11,241	$10,692
5/31/17	$10,852	$11,465	$10,775
6/30/17	$10,918	$11,533	$10,764
7/31/17	$11,148	$11,849	$10,810
8/31/17	$11,199	$12,103	$10,758
9/30/17	$11,361	$12,145	$10,855
10/31/17	$11,540	$12,390	$10,862
11/30/17	$11,720	$12,633	$10,847
12/31/17	$11,887	$12,839	$10,897
1/31/18	$12,383	$13,531	$10,772
2/28/18	$11,957	$12,967	$10,670
3/31/18	$11,856	$12,724	$10,738
4/30/18	$11,864	$12,843	$10,659
5/31/18	$11,914	$12,893	$10,734
6/30/18	$11,850	$12,815	$10,721
7/31/18	$12,054	$13,170	$10,724
8/31/18	$12,120	$13,291	$10,793
9/30/18	$12,139	$13,313	$10,723
10/31/18	$11,451	$12,271	$10,639
11/30/18	$11,601	$12,445	$10,702
12/31/18	$11,021	$11,544	$10,899
1/31/19	$11,721	$12,483	$11,014
2/28/19	$11,895	$12,831	$11,008
3/31/19	$12,045	$12,963	$11,219
4/30/19	$12,255	$13,392	$11,222
5/31/19	$11,821	$12,590	$11,422
6/30/19	$12,353	$13,400	$11,564
7/31/19	$12,357	$13,440	$11,589
8/31/19	$12,375	$13,101	$11,890
9/30/19	$12,495	$13,376	$11,826
10/31/19	$12,719	$13,744	$11,862
11/30/19	$12,829	$14,087	$11,856
12/31/19	$13,126	$14,586	$11,848
1/31/20	$12,994	$14,393	$12,076
2/29/20	$12,290	$13,215	$12,293
3/31/20	$10,752	$11,313	$12,221
4/30/20	$11,564	$12,559	$12,438
5/31/20	$11,956	$13,137	$12,496
6/30/20	$12,245	$13,557	$12,575
7/31/20	$12,769	$14,261	$12,762
8/31/20	$13,190	$15,125	$12,659
9/30/20	$12,943	$14,656	$12,652
10/31/20	$12,774	$14,339	$12,596
11/30/20	$13,776	$16,154	$12,720
12/31/20	$14,333	$16,957	$12,737
1/31/21	$14,269	$16,927	$12,646
2/28/21	$14,541	$17,377	$12,463
3/31/21	$14,779	$17,828	$12,308
4/30/21	$15,218	$18,601	$12,405
5/31/21	$15,482	$18,879	$12,445
6/30/21	$15,599	$19,107	$12,533
7/31/21	$15,711	$19,203	$12,673
8/31/21	$15,948	$19,679	$12,649
9/30/21	$15,477	$18,894	$12,539
10/31/21	$15,982	$19,813	$12,536
11/30/21	$15,669	$19,281	$12,573
12/31/21	$16,088	$20,047	$12,541
1/31/22	$15,577	$19,007	$12,271
2/28/22	$15,348	$18,572	$12,134
3/31/22	$15,407	$18,951	$11,797
4/30/22	$14,571	$17,446	$11,349
5/31/22	$14,692	$17,456	$11,422
6/30/22	$13,793	$15,950	$11,243
7/31/22	$14,340	$17,089	$11,518
8/31/22	$13,868	$16,483	$11,192
9/30/22	$12,871	$14,892	$10,709
10/31/22	$13,359	$15,808	$10,570
11/30/22	$14,278	$17,011	$10,959
12/31/22	$13,934	$16,357	$10,909
1/31/23	$14,751	$17,562	$11,245
2/28/23	$14,244	$17,074	$10,954
3/31/23	$14,563	$17,494	$11,232
4/30/23	$14,752	$17,717	$11,300
5/31/23	$14,485	$17,503	$11,177
6/30/23	$15,049	$18,524	$11,137
7/31/23	$15,442	$19,232	$11,130
8/31/23	$15,073	$18,680	$11,059
9/30/23	$14,529	$17,894	$10,778
10/31/23	$14,230	$17,298	$10,607
11/30/23	$15,143	$18,897	$11,088
12/31/23	$15,821	$19,888	$11,512
1/31/24	$15,725	$19,933	$11,481
2/29/24	$16,118	$20,767	$11,318
3/31/24	$16,523	$21,424	$11,423
4/30/24	$16,110	$20,698	$11,134
5/31/24	$16,630	$21,538	$11,323
6/30/24	$16,729	$21,938	$11,430

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GAL	11.15%	6.25%	5.28%
MSCI ACWI IMI Index	18.40%	10.36%	8.17%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

AssetsNet	$ 238,127,862	$ 238,127,862	$ 238,127,862	$ 238,127,862	$ 238,127,862	$ 238,127,862	$ 238,127,862	$ 238,127,862
Holdings Count | Holding	20	20	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 346,186
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$238,127,862
# of Portfolio Holdings	20
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$346,186

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	96.0%
Short-Term Investments	19.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR S&P 500 ETF Trust	19.3%
SPDR Portfolio Developed World ex-U.S. ETF	18.2%
SPDR Portfolio Emerging Markets ETF	11.1%
SPDR Portfolio Aggregate Bond ETF	8.1%
SPDR Bloomberg High Yield Bond ETF	6.6%
SPDR Portfolio S&P 600 Small Cap ETF	4.6%
SPDR Bloomberg 1-10 Year TIPS ETF	4.1%
SPDR S&P International Small Cap ETF	3.0%
SPDR Bloomberg International Corporate Bond ETF	3.0%
SPDR Bloomberg Emerging Markets Local Bond ETF	3.0%

Material Fund Change [Text Block]
C000101917
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Income Allocation ETF
Trading Symbol	INKM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by positive returns for most asset classes and a strong equity market rally. In that environment, the multi-asset exposure of the Fund led to underperformance when measured against an all-equity benchmark such as the MSCI World Index. Although markets continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall, a broad easing of financial conditions contributed to a favorable environment for risk-taking in the Fund. As a result, overweight allocations were held to equities to varying degrees throughout the year which contributed favorably to performance – particularly in early 2024 when stock markets rallied as bond markets struggled with expectations that the Federal Reserve would keep interest rates higher for longer. However, the Fund’s focus on dividend-paying equities detracted from performance especially when compared against market-cap weighted benchmarks like the MSCI World Index which benefited from the strong performance of more growth-oriented stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	INKM	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Government/Credit Bond Index	MSCI World Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,853	$9,975	$10,035	$9,840
8/31/14	$10,101	$10,085	$10,365	$10,057
9/30/14	$9,737	$10,017	$10,104	$9,784
10/31/14	$9,996	$10,115	$10,326	$9,848
11/30/14	$10,089	$10,187	$10,499	$10,045
12/31/14	$9,995	$10,196	$10,670	$9,883
1/31/15	$10,169	$10,410	$11,353	$9,704
2/28/15	$10,262	$10,312	$10,970	$10,272
3/31/15	$10,180	$10,360	$11,029	$10,112
4/30/15	$10,158	$10,323	$10,763	$10,349
5/31/15	$10,126	$10,298	$10,583	$10,384
6/30/15	$9,837	$10,186	$10,194	$10,143
7/31/15	$9,959	$10,257	$10,416	$10,325
8/31/15	$9,545	$10,242	$10,332	$9,642
9/30/15	$9,406	$10,311	$10,416	$9,286
10/31/15	$9,776	$10,313	$10,458	$10,022
11/30/15	$9,713	$10,286	$10,400	$9,972
12/31/15	$9,539	$10,252	$10,318	$9,797
1/31/16	$9,378	$10,393	$10,535	$9,211
2/29/16	$9,407	$10,467	$10,766	$9,142
3/31/16	$9,844	$10,563	$11,071	$9,763
4/30/16	$9,928	$10,603	$11,207	$9,917
5/31/16	$9,961	$10,606	$11,243	$9,973
6/30/16	$10,213	$10,797	$11,796	$9,861
7/31/16	$10,448	$10,865	$12,097	$10,277
8/31/16	$10,406	$10,853	$12,093	$10,285
9/30/16	$10,394	$10,847	$11,941	$10,340
10/31/16	$10,141	$10,764	$11,602	$10,139
11/30/16	$10,016	$10,509	$10,926	$10,285
12/31/16	$10,154	$10,524	$11,005	$10,531
1/31/17	$10,300	$10,545	$11,039	$10,785
2/28/17	$10,507	$10,616	$11,241	$11,084
3/31/17	$10,555	$10,611	$11,179	$11,202
4/30/17	$10,677	$10,692	$11,352	$11,368
5/31/17	$10,857	$10,775	$11,581	$11,609
6/30/17	$10,906	$10,764	$11,669	$11,653
7/31/17	$11,084	$10,810	$11,699	$11,932
8/31/17	$11,155	$10,758	$11,587	$12,199
9/30/17	$11,192	$10,855	$11,848	$12,216
10/31/17	$11,255	$10,862	$11,895	$12,447
11/30/17	$11,417	$10,847	$11,958	$12,717
12/31/17	$11,570	$10,897	$12,184	$12,889
1/31/18	$11,717	$10,772	$11,935	$13,569
2/28/18	$11,295	$10,670	$11,557	$13,008
3/31/18	$11,356	$10,738	$11,748	$12,724
4/30/18	$11,287	$10,659	$11,520	$12,870
5/31/18	$11,282	$10,734	$11,652	$12,951
6/30/18	$11,264	$10,721	$11,579	$12,945
7/31/18	$11,469	$10,724	$11,608	$13,349
8/31/18	$11,487	$10,793	$11,707	$13,514
9/30/18	$11,395	$10,723	$11,525	$13,590
10/31/18	$11,095	$10,639	$11,139	$12,592
11/30/18	$11,218	$10,702	$11,201	$12,735
12/31/18	$10,937	$10,899	$11,615	$11,766
1/31/19	$11,543	$11,014	$11,875	$12,682
2/28/19	$11,632	$11,008	$11,810	$13,063
3/31/19	$11,805	$11,219	$12,365	$13,235
4/30/19	$11,911	$11,222	$12,315	$13,704
5/31/19	$11,742	$11,422	$12,823	$12,913
6/30/19	$12,160	$11,564	$13,179	$13,764
7/31/19	$12,195	$11,589	$13,275	$13,833
8/31/19	$12,217	$11,890	$14,321	$13,550
9/30/19	$12,441	$11,826	$14,047	$13,838
10/31/19	$12,524	$11,862	$14,039	$14,190
11/30/19	$12,586	$11,856	$14,050	$14,585
12/31/19	$12,812	$11,848	$13,890	$15,022
1/31/20	$12,831	$12,076	$14,616	$14,931
2/29/20	$12,362	$12,293	$15,202	$13,669
3/31/20	$10,400	$12,221	$14,753	$11,860
4/30/20	$11,118	$12,438	$15,418	$13,155
5/31/20	$11,352	$12,496	$15,432	$13,791
6/30/20	$11,607	$12,575	$15,672	$14,156
7/31/20	$11,989	$12,762	$16,503	$14,833
8/31/20	$12,100	$12,659	$15,885	$15,824
9/30/20	$11,938	$12,652	$15,862	$15,278
10/31/20	$11,886	$12,596	$15,612	$14,809
11/30/20	$12,826	$12,720	$16,161	$16,703
12/31/20	$13,198	$12,737	$16,129	$17,411
1/31/21	$13,157	$12,646	$15,649	$17,238
2/28/21	$13,367	$12,463	$14,993	$17,680
3/31/21	$13,591	$12,308	$14,450	$18,268
4/30/21	$13,898	$12,405	$14,733	$19,118
5/31/21	$14,082	$12,445	$14,852	$19,394
6/30/21	$14,150	$12,533	$15,380	$19,683
7/31/21	$14,160	$12,673	$15,808	$20,035
8/31/21	$14,287	$12,649	$15,760	$20,534
9/30/21	$14,030	$12,539	$15,392	$19,681
10/31/21	$14,256	$12,536	$15,643	$20,796
11/30/21	$14,006	$12,573	$15,853	$20,340
12/31/21	$14,324	$12,541	$15,723	$21,210
1/31/22	$14,109	$12,271	$14,952	$20,088
2/28/22	$13,866	$12,134	$14,573	$19,580
3/31/22	$13,908	$11,797	$14,001	$20,117
4/30/22	$13,252	$11,349	$12,699	$18,446
5/31/22	$13,382	$11,422	$12,659	$18,460
6/30/22	$12,676	$11,243	$12,282	$16,861
7/31/22	$13,120	$11,518	$12,744	$18,199
8/31/22	$12,759	$11,192	$12,184	$17,438
9/30/22	$11,784	$10,709	$11,173	$15,817
10/31/22	$12,062	$10,570	$10,751	$16,953
11/30/22	$12,771	$10,959	$11,625	$18,132
12/31/22	$12,527	$10,909	$11,464	$17,362
1/31/23	$13,319	$11,245	$12,219	$18,590
2/28/23	$12,875	$10,954	$11,613	$18,144
3/31/23	$12,991	$11,232	$12,124	$18,704
4/30/23	$13,102	$11,300	$12,210	$19,032
5/31/23	$12,779	$11,177	$11,877	$18,842
6/30/23	$13,154	$11,137	$11,967	$19,982
7/31/23	$13,414	$11,130	$11,838	$20,653
8/31/23	$13,136	$11,059	$11,564	$20,160
9/30/23	$12,657	$10,778	$10,846	$19,290
10/31/23	$12,301	$10,607	$10,358	$18,730
11/30/23	$13,136	$11,088	$11,382	$20,486
12/31/23	$13,822	$11,512	$12,281	$21,492
1/31/24	$13,704	$11,481	$12,093	$21,750
2/29/24	$13,715	$11,318	$11,798	$22,673
3/31/24	$14,002	$11,423	$11,986	$23,403
4/30/24	$13,622	$11,134	$11,331	$22,534
5/31/24	$13,955	$11,323	$11,651	$23,542
6/30/24	$13,958	$11,430	$11,778	$24,021

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
INKM	6.11%	2.80%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Long Government/Credit Bond Index	(1.58%)	(2.22%)	1.65%
MSCI World Index	20.19%	11.78%	9.16%

AssetsNet	$ 69,928,131	$ 69,928,131	$ 69,928,131	$ 69,928,131	$ 69,928,131	$ 69,928,131	$ 69,928,131	$ 69,928,131
Holdings Count | Holding	19	19	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 131,349
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$69,928,131
# of Portfolio Holdings	19
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$131,349

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	19.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Portfolio Long Term Treasury ETF	14.9%
SPDR Bloomberg High Yield Bond ETF	12.6%
SPDR Portfolio S&P 500 High Dividend ETF	8.1%
Schwab U.S. Dividend Equity ETF	8.0%
SPDR S&P Global Infrastructure ETF	7.9%
SPDR S&P International Dividend ETF	6.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	6.1%
SPDR ICE Preferred Securities ETF	6.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	6.0%
SPDR Blackstone Senior Loan ETF	6.0%

Material Fund Change [Text Block]
C000101916
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Multi-Asset Real Return ETF
Trading Symbol	RLY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024, was characterized by positive returns for most asset classes, particularly gold and the equity-oriented assets. In that environment, the multi-asset exposure of the Fund led to outperformance when measured against an all-fixed income benchmark such as the Bloomberg U.S. Government Inflation-Linked Bond Index and a broad commodity Index such as the DBIQ Optimum Yield Diversified Commodity Index. Against a backdrop of sticky and inconsistent progress against inflation, a favorable environment for risk-taking and supportive forecasts, the Fund held overweight allocations to global infrastructure and global natural resource equities, including a targeted allocation to energy. These positions were funded from underweight allocations to real estate and global inflation-linked bonds. This allocation contributed favorably to performance. The Fund’s investment in gold was another positive contributor. Although real interest rates were higher than in the recent past, two factors that typically lead to a difficult environment for gold, strong technical indicators and support from other fundamental factors supported holding gold. An underweight to U.S. REITs during the fourth quarter of 2023 detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,799	$9,975	$10,011	$9,574
8/31/14	$9,877	$10,085	$10,066	$9,476
9/30/14	$9,217	$10,017	$9,795	$8,816
10/31/14	$9,195	$10,115	$9,890	$8,488
11/30/14	$8,965	$10,187	$9,920	$7,759
12/31/14	$8,700	$10,196	$9,819	$7,080
1/31/15	$8,641	$10,410	$10,144	$6,750
2/28/15	$8,879	$10,312	$10,012	$7,033
3/31/15	$8,566	$10,360	$9,963	$6,593
4/30/15	$8,866	$10,323	$10,032	$7,061
5/31/15	$8,713	$10,298	$9,940	$6,849
6/30/15	$8,504	$10,186	$9,832	$6,970
7/31/15	$8,126	$10,257	$9,862	$6,121
8/31/15	$7,797	$10,242	$9,778	$6,113
9/30/15	$7,487	$10,311	$9,712	$5,862
10/31/15	$7,819	$10,313	$9,742	$5,904
11/30/15	$7,621	$10,286	$9,734	$5,515
12/31/15	$7,378	$10,252	$9,651	$5,189
1/31/16	$7,159	$10,393	$9,799	$4,981
2/29/16	$7,268	$10,467	$9,915	$4,952
3/31/16	$7,718	$10,564	$10,101	$5,175
4/30/16	$8,011	$10,604	$10,140	$5,662
5/31/16	$7,895	$10,607	$10,064	$5,744
6/30/16	$8,146	$10,798	$10,284	$5,966
7/31/16	$8,216	$10,866	$10,387	$5,581
8/31/16	$8,146	$10,854	$10,342	$5,614
9/30/16	$8,260	$10,847	$10,394	$5,868
10/31/16	$8,072	$10,765	$10,344	$5,837
11/30/16	$8,105	$10,509	$10,135	$5,961
12/31/16	$8,267	$10,524	$10,120	$6,182
1/31/17	$8,393	$10,545	$10,208	$6,146
2/28/17	$8,386	$10,616	$10,263	$6,154
3/31/17	$8,306	$10,611	$10,258	$5,953
4/30/17	$8,243	$10,692	$10,320	$5,806
5/31/17	$8,232	$10,775	$10,316	$5,708
6/30/17	$8,188	$10,764	$10,215	$5,652
7/31/17	$8,463	$10,810	$10,258	$5,869
8/31/17	$8,504	$10,758	$10,190	$5,903
9/30/17	$8,616	$10,855	$10,307	$6,019
10/31/17	$8,722	$10,862	$10,330	$6,256
11/30/17	$8,803	$10,847	$10,349	$6,315
12/31/17	$9,113	$10,897	$10,453	$6,502
1/31/18	$9,361	$10,772	$10,361	$6,685
2/28/18	$8,923	$10,670	$10,249	$6,482
3/31/18	$8,988	$10,738	$10,364	$6,616
4/30/18	$9,233	$10,659	$10,358	$6,861
5/31/18	$9,361	$10,734	$10,400	$7,028
6/30/18	$9,271	$10,721	$10,446	$6,891
7/31/18	$9,283	$10,724	$10,392	$6,723
8/31/18	$9,144	$10,793	$10,468	$6,755
9/30/18	$9,277	$10,723	$10,350	$6,972
10/31/18	$8,727	$10,639	$10,188	$6,597
11/30/18	$8,460	$10,702	$10,242	$5,939
12/31/18	$7,929	$10,899	$10,299	$5,663
1/31/19	$8,726	$11,014	$10,443	$6,070
2/28/19	$8,830	$11,008	$10,440	$6,245
3/31/19	$8,937	$11,219	$10,642	$6,214
4/30/19	$8,963	$11,222	$10,676	$6,278
5/31/19	$8,600	$11,422	$10,868	$5,913
6/30/19	$9,040	$11,564	$10,955	$6,133
7/31/19	$8,942	$11,589	$10,998	$6,080
8/31/19	$8,775	$11,890	$11,283	$5,767
9/30/19	$8,911	$11,826	$11,117	$5,818
10/31/19	$9,008	$11,862	$11,144	$5,937
11/30/19	$9,016	$11,856	$11,164	$5,906
12/31/19	$9,324	$11,848	$11,199	$6,263
1/31/20	$8,972	$12,076	$11,451	$5,719
2/29/20	$8,383	$12,293	$11,622	$5,325
3/31/20	$7,014	$12,221	$11,415	$4,418
4/30/20	$7,452	$12,438	$11,748	$4,272
5/31/20	$7,735	$12,496	$11,777	$4,635
6/30/20	$7,882	$12,575	$11,912	$4,825
7/31/20	$8,163	$12,762	$12,214	$5,076
8/31/20	$8,387	$12,659	$12,337	$5,298
9/30/20	$8,112	$12,652	$12,291	$5,141
10/31/20	$7,964	$12,596	$12,207	$4,981
11/30/20	$8,798	$12,720	$12,352	$5,484
12/31/20	$9,246	$12,737	$12,492	$5,770
1/31/21	$9,280	$12,646	$12,527	$5,978
2/28/21	$9,826	$12,463	$12,297	$6,598
3/31/21	$9,996	$12,308	$12,264	$6,529
4/30/21	$10,447	$12,405	$12,446	$7,066
5/31/21	$10,823	$12,445	$12,599	$7,329
6/30/21	$10,808	$12,533	$12,688	$7,601
7/31/21	$10,899	$12,673	$13,044	$7,726
8/31/21	$10,854	$12,649	$13,017	$7,603
9/30/21	$10,861	$12,539	$12,915	$7,987
10/31/21	$11,381	$12,536	$13,068	$8,463
11/30/21	$10,828	$12,573	$13,199	$7,707
12/31/21	$11,390	$12,541	$13,241	$8,224
1/31/22	$11,704	$12,271	$12,947	$8,876
2/28/22	$12,169	$12,134	$13,054	$9,457
3/31/22	$13,008	$11,797	$12,802	$10,364
4/30/22	$12,801	$11,349	$12,522	$11,009
5/31/22	$13,240	$11,422	$12,370	$11,391
6/30/22	$11,954	$11,243	$11,961	$10,592
7/31/22	$12,320	$11,518	$12,504	$10,406
8/31/22	$12,153	$11,192	$12,167	$10,270
9/30/22	$11,133	$10,709	$11,332	$9,496
10/31/22	$11,927	$10,570	$11,475	$9,975
11/30/22	$12,619	$10,959	$11,695	$10,042
12/31/22	$12,259	$10,909	$11,572	$9,771
1/31/23	$12,820	$11,245	$11,794	$9,805
2/28/23	$12,246	$10,954	$11,631	$9,388
3/31/23	$12,333	$11,232	$11,971	$9,331
4/30/23	$12,389	$11,300	$11,979	$9,218
5/31/23	$11,596	$11,177	$11,836	$8,621
6/30/23	$12,047	$11,137	$11,802	$8,830
7/31/23	$12,673	$11,130	$11,809	$9,546
8/31/23	$12,359	$11,059	$11,698	$9,487
9/30/23	$12,202	$10,778	$11,472	$9,583
10/31/23	$11,881	$10,607	$11,378	$9,373
11/30/23	$12,324	$11,088	$11,696	$9,171
12/31/23	$12,583	$11,512	$12,017	$8,786
1/31/24	$12,260	$11,481	$12,035	$8,886
2/29/24	$12,260	$11,318	$11,907	$8,711
3/31/24	$12,919	$11,423	$12,004	$9,062
4/30/24	$12,891	$11,134	$11,794	$9,194
5/31/24	$13,284	$11,323	$12,005	$9,098
6/30/24	$12,959	$11,430	$12,096	$9,069

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RLY	7.63%	7.50%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Government Inflation-Linked Bond Index	2.48%	2.00%	1.92%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	2.70%	8.14%	(0.97%)

AssetsNet	$ 512,125,883	$ 512,125,883	$ 512,125,883	$ 512,125,883	$ 512,125,883	$ 512,125,883	$ 512,125,883	$ 512,125,883
Holdings Count | Holding	13	13	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 684,361
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$512,125,883
# of Portfolio Holdings	13
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$684,361

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	6.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR S&P Global Natural Resources ETF	28.4%
SPDR S&P Global Infrastructure ETF	24.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	17.1%
SPDR Bloomberg 1-10 Year TIPS ETF	8.2%
Energy Select Sector SPDR Fund	6.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	5.7%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.1%
SPDR S&P Metals & Mining ETF	3.1%
SPDR Dow Jones REIT ETF	0.5%
SPDR Dow Jones International Real Estate ETF	0.5%

Material Fund Change [Text Block]
C000119098
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Ultra Short Term Bond ETF
Trading Symbol	ULST
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The economy’s continued strength in the context of a significant improvement in inflation led to a modest decline in short-term interest rates and a tightening of investment-grade credit spreads during the reporting period. The Fund’s over-weight allocation to investment grade corporate credit, commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), were the primary drivers of the Fund’s out-performance of the Index during the reporting period, while duration detracted from Fund performance. The Fund maintained a duration profile in the range of 0.65 - 0.90 during the reporting period.

The Fund used treasury futures to actively manage duration during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,016	$9,975	$10,001
8/31/14	$10,016	$10,085	$10,001
9/30/14	$10,018	$10,017	$10,001
10/31/14	$10,016	$10,115	$10,002
11/30/14	$10,019	$10,187	$10,002
12/31/14	$10,005	$10,196	$10,002
1/31/15	$10,017	$10,410	$10,003
2/28/15	$10,017	$10,312	$10,003
3/31/15	$10,023	$10,360	$10,002
4/30/15	$10,031	$10,323	$10,003
5/31/15	$10,033	$10,298	$10,003
6/30/15	$10,029	$10,186	$10,003
7/31/15	$10,027	$10,257	$10,003
8/31/15	$10,030	$10,242	$10,004
9/30/15	$10,030	$10,311	$10,006
10/31/15	$10,031	$10,313	$10,005
11/30/15	$10,019	$10,286	$10,006
12/31/15	$10,021	$10,252	$10,009
1/31/16	$10,029	$10,393	$10,008
2/29/16	$10,021	$10,467	$10,011
3/31/16	$10,050	$10,564	$10,017
4/30/16	$10,063	$10,604	$10,020
5/31/16	$10,090	$10,607	$10,021
6/30/16	$10,091	$10,798	$10,025
7/31/16	$10,123	$10,866	$10,027
8/31/16	$10,142	$10,854	$10,029
9/30/16	$10,155	$10,847	$10,034
10/31/16	$10,165	$10,765	$10,037
11/30/16	$10,171	$10,509	$10,039
12/31/16	$10,181	$10,524	$10,043
1/31/17	$10,199	$10,545	$10,048
2/28/17	$10,213	$10,616	$10,052
3/31/17	$10,226	$10,611	$10,053
4/30/17	$10,230	$10,692	$10,060
5/31/17	$10,243	$10,775	$10,065
6/30/17	$10,257	$10,764	$10,074
7/31/17	$10,266	$10,810	$10,083
8/31/17	$10,278	$10,758	$10,091
9/30/17	$10,290	$10,855	$10,101
10/31/17	$10,301	$10,862	$10,110
11/30/17	$10,311	$10,847	$10,119
12/31/17	$10,310	$10,897	$10,130
1/31/18	$10,335	$10,772	$10,143
2/28/18	$10,342	$10,670	$10,153
3/31/18	$10,348	$10,738	$10,167
4/30/18	$10,372	$10,659	$10,181
5/31/18	$10,402	$10,734	$10,197
6/30/18	$10,417	$10,721	$10,213
7/31/18	$10,445	$10,724	$10,230
8/31/18	$10,462	$10,793	$10,247
9/30/18	$10,477	$10,723	$10,263
10/31/18	$10,498	$10,639	$10,282
11/30/18	$10,507	$10,702	$10,302
12/31/18	$10,513	$10,899	$10,322
1/31/19	$10,553	$11,014	$10,344
2/28/19	$10,583	$11,008	$10,362
3/31/19	$10,617	$11,219	$10,384
4/30/19	$10,646	$11,222	$10,404
5/31/19	$10,678	$11,422	$10,427
6/30/19	$10,704	$11,564	$10,451
7/31/19	$10,727	$11,589	$10,471
8/31/19	$10,757	$11,890	$10,491
9/30/19	$10,778	$11,826	$10,510
10/31/19	$10,807	$11,862	$10,532
11/30/19	$10,826	$11,856	$10,544
12/31/19	$10,851	$11,848	$10,559
1/31/20	$10,884	$12,076	$10,573
2/29/20	$10,896	$12,293	$10,589
3/31/20	$10,530	$12,221	$10,621
4/30/20	$10,705	$12,438	$10,622
5/31/20	$10,821	$12,496	$10,622
6/30/20	$10,920	$12,575	$10,623
7/31/20	$10,945	$12,762	$10,626
8/31/20	$10,976	$12,659	$10,626
9/30/20	$10,979	$12,652	$10,627
10/31/20	$10,995	$12,596	$10,628
11/30/20	$11,006	$12,720	$10,629
12/31/20	$11,012	$12,737	$10,631
1/31/21	$11,035	$12,646	$10,632
2/28/21	$11,035	$12,463	$10,633
3/31/21	$11,031	$12,308	$10,633
4/30/21	$11,042	$12,405	$10,634
5/31/21	$11,045	$12,445	$10,634
6/30/21	$11,052	$12,533	$10,633
7/31/21	$11,052	$12,673	$10,634
8/31/21	$11,053	$12,649	$10,634
9/30/21	$11,060	$12,539	$10,635
10/31/21	$11,049	$12,536	$10,634
11/30/21	$11,040	$12,573	$10,635
12/31/21	$11,037	$12,541	$10,635
1/31/22	$11,019	$12,271	$10,635
2/28/22	$10,996	$12,134	$10,636
3/31/22	$10,970	$11,797	$10,640
4/30/22	$10,965	$11,349	$10,641
5/31/22	$10,966	$11,422	$10,649
6/30/22	$10,931	$11,243	$10,651
7/31/22	$10,973	$11,518	$10,657
8/31/22	$10,996	$11,192	$10,676
9/30/22	$11,005	$10,709	$10,700
10/31/22	$11,020	$10,570	$10,719
11/30/22	$11,078	$10,959	$10,755
12/31/22	$11,136	$10,909	$10,796
1/31/23	$11,200	$11,245	$10,832
2/28/23	$11,224	$10,954	$10,869
3/31/23	$11,283	$11,232	$10,916
4/30/23	$11,327	$11,300	$10,954
5/31/23	$11,363	$11,177	$11,000
6/30/23	$11,399	$11,137	$11,050
7/31/23	$11,449	$11,130	$11,097
8/31/23	$11,505	$11,059	$11,148
9/30/23	$11,537	$10,778	$11,197
10/31/23	$11,574	$10,607	$11,249
11/30/23	$11,673	$11,088	$11,299
12/31/23	$11,761	$11,512	$11,352
1/31/24	$11,824	$11,481	$11,401
2/29/24	$11,836	$11,318	$11,448
3/31/24	$11,894	$11,423	$11,500
4/30/24	$11,918	$11,134	$11,550
5/31/24	$11,985	$11,323	$11,606
6/30/24	$12,038	$11,430	$11,653

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ULST	5.65%	2.38%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg US Treasury Bellwether 3 Month Index	5.46%	2.20%	1.54%

AssetsNet	$ 577,813,014	$ 577,813,014	$ 577,813,014	$ 577,813,014	$ 577,813,014	$ 577,813,014	$ 577,813,014	$ 577,813,014
Holdings Count | Holding	147	147	147	147	147	147	147	147
Advisory Fees Paid, Amount	$ 1,184,885
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$577,813,014
# of Portfolio Holdings	147
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,184,885

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Corporate Bonds & Notes	54.5%
U.S. Treasury Obligations	20.0%
Short-Term Investments	12.5%
Asset-Backed Securities	9.5%
Commercial Mortgage Backed Securities	2.1%
Mortgage-Backed Securities	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.75%, due 07/31/25	3.5%
American Express Credit Account Master Trust, A, 3.39%, due 05/15/27	3.1%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.7%
Hyundai Auto Lease Securitization Trust, A3, 5.05%, due 01/15/26	1.7%
U.S. Bancorp, 3.60%, due 09/11/24	1.7%
Mercedes-Benz Auto Lease Trust, A3, 4.74%, due 01/15/27	1.7%
Huntington Bancshares, Inc., 2.63%, due 08/06/24	1.3%
Charles Schwab Corp., 5.88%, due 08/24/26	1.2%
Citigroup, Inc., 6.05%, due 10/30/24	1.2%
PepsiCo, Inc., 5.76%, due 11/12/24	1.2%

Material Fund Change [Text Block]
C000170017
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Sector Rotation ETF
Trading Symbol	XLSR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the 12-month period ended June 30, 2024, the S&P 500 Index was a standout performer amongst global equity markets outpacing both the MSCI World ex USA Index of developed markets and the MSCI Emerging Markets Index both measured in USD. Driven by stellar performers, NVIDIA Corp. and Microsoft Corp., the information technology sector returned close to 42% contributing almost half of the overall Index return. Similarly strong performance of Meta Platforms Inc. and Alphabet Inc. powered the communication services sector to a whopping 44.7% return with returns across all other sectors struggling to keep up with the torrid pace set by the front runners. While producing a healthy return over the period, the Fund finished the period behind its benchmark. The largest detractor to the performance of the Fund over the period has been underperformance within both the Technology and Communication Services Select Sector SPDR Funds relative to their respective S&P 500 sectors. From a sector allocation perspective, while overweights to Consumer Staples and Energy hampered results in Q3 and Q4 of 2023, underweights to Real Estate and overweights to Communication Services helped to buoy results in 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XLSR	S&P 500 Index
3/31/19	$10,000	$10,000
4/30/19	$10,219	$10,285
5/31/19	$9,576	$9,632
6/30/19	$10,237	$10,310
7/31/19	$10,332	$10,459
8/31/19	$10,301	$10,293
9/30/19	$10,408	$10,486
10/31/19	$10,644	$10,713
11/30/19	$11,057	$11,102
12/31/19	$11,419	$11,437
1/31/20	$11,485	$11,432
2/29/20	$10,546	$10,491
3/31/20	$9,416	$9,195
4/30/20	$10,461	$10,374
5/31/20	$10,895	$10,868
6/30/20	$11,139	$11,084
7/31/20	$11,712	$11,709
8/31/20	$12,764	$12,551
9/30/20	$12,387	$12,074
10/31/20	$11,988	$11,753
11/30/20	$13,331	$13,039
12/31/20	$13,750	$13,541
1/31/21	$13,482	$13,404
2/28/21	$13,693	$13,774
3/31/21	$13,972	$14,377
4/30/21	$14,776	$15,144
5/31/21	$15,001	$15,250
6/30/21	$15,184	$15,606
7/31/21	$15,451	$15,977
8/31/21	$15,976	$16,462
9/30/21	$15,116	$15,697
10/31/21	$15,909	$16,797
11/30/21	$15,813	$16,680
12/31/21	$16,567	$17,428
1/31/22	$15,865	$16,526
2/28/22	$15,472	$16,031
3/31/22	$15,999	$16,626
4/30/22	$14,753	$15,176
5/31/22	$14,845	$15,204
6/30/22	$13,521	$13,949
7/31/22	$14,629	$15,235
8/31/22	$14,113	$14,614
9/30/22	$12,857	$13,268
10/31/22	$14,006	$14,342
11/30/22	$14,714	$15,144
12/31/22	$13,984	$14,271
1/31/23	$14,609	$15,168
2/28/23	$14,248	$14,798
3/31/23	$14,460	$15,341
4/30/23	$14,558	$15,581
5/31/23	$14,615	$15,649
6/30/23	$15,656	$16,683
7/31/23	$16,101	$17,218
8/31/23	$15,774	$16,944
9/30/23	$15,008	$16,136
10/31/23	$14,634	$15,797
11/30/23	$15,929	$17,240
12/31/23	$16,632	$18,023
1/31/24	$16,838	$18,326
2/29/24	$17,637	$19,304
3/31/24	$18,113	$19,926
4/30/24	$17,296	$19,112
5/31/24	$18,033	$20,059
6/30/24	$18,549	$20,779

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 4/2/19
XLSR	18.45%	12.59%	12.50%
S&P 500 Index	24.56%	15.05%	14.96%

Performance Inception Date						Apr. 02, 2019
AssetsNet	$ 555,446,399	$ 555,446,399	$ 555,446,399	$ 555,446,399	$ 555,446,399	$ 555,446,399	$ 555,446,399	$ 555,446,399
Holdings Count | Holding	8	8	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 2,376,030
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$555,446,399
# of Portfolio Holdings	8
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$2,376,030

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	13.0%

Largest Holdings [Text Block]

Top Holdings

Holdings	% Value of Total Net Assets
Technology Select Sector SPDR Fund	42.6%
Industrial Select Sector SPDR Fund	19.5%
Financial Select Sector SPDR Fund	15.4%
Communication Services Select Sector SPDR Fund	11.6%
Energy Select Sector SPDR Fund	7.0%
Consumer Staples Select Sector SPDR Fund	3.7%

Material Fund Change [Text Block]